Reverse Stock Split	12 Months Ended
Dec. 31, 2016
Reverse Stock Split [Abstract]
Reverse Stock Split

Note 29 — Reverse Stock Split

The Company has requested that its stockholders authorize an amendment to its Restated Articles of Incorporation with the Secretary of State of the State of Nevada to effect a reverse stock split of the Company’s outstanding common stock, par value $0.001, at a ratio between 1-for-5 and 1-for-60, to be determined at the discretion of the Company’s Board of Directors for the purpose of complying with NASDAQ Listing Rule 5550(a)(2). The Board of Directors have assumed a 1-for-30 ratio for the reverse stock split, which is being effected in order to comply with the continued listing requirements of the NASDAQ Capital Market.

The Company is pursuing a spin-off of its Infrastructure Segment, which would separate Inpixon USA and Inpixon Federal, the subsidiaries that have the commercial and federal VAR business in a stock transaction. The VAR associated employees, assets and liabilities with those subsidiaries would become a separate stand-alone publicly traded company. Inpixon Federal would be a wholly-owned subsidiary of Inpixon USA.  Employees, assets and liabilities related to the Indoor Positioning Analytics business or product segment including AirPatrol, Shoom and Lightminer in Inpixon USA will be contributed up to the parent Inpixon. The Company expects this transaction to occur during the six months ended June 30, 2018.  The following unaudited pro forma financial information presents the consolidated results of operations of the Company as if the spin-off occurred as of January 1, 2016.  The pro forma does not necessarily reflect the results of operations that would have occurred had the entities been a stand alone company during those periods.  The unaudited proforma information is presented for illustration purposes only in accordance with the assumptions set forth below.